Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total prepaid expenses and other current assets	$ 178,327	$ 309,516
Accounts payable	83,272	84,155
Accrued expenses	51,673	70,007
Related Party
Related Party Transaction [Line Items]
Net sales	3,073	9,039	$ 8,474
Accounts receivable	1,848	2,890
Total prepaid expenses and other current assets	52	78
Accounts payable	872	700
Accrued expenses	$ 1,367	$ 2,893